Organization and Significant Accounting Policies - Company's Accounts Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Accounts Payable [Line Items]
Accounts payable	$ 3,918	$ 3,383	$ 3,008
Real Estate Services
Accounts Payable [Line Items]
Accounts payable	3,027	3,078	3,008
Healthcare Services
Accounts Payable [Line Items]
Accounts payable	$ 891	$ 305	$ 0